EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, R in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Profit for the year	[1]	R 4,255.5	R 2,242.7	R 1,328.7
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in shares)		864,677,984	862,142,826	861,240,788
Effect of equity-settled share-based payment (in shares)		5,166,433	4,210,349	4,306,645
Dilutive weighted average issued shares (in shares)		869,844,417	866,353,175	865,547,433
SA cents per share
Basic EPS (in SA cents per share)		R 4.921	R 2.601	R 1.543
Diluted EPS (in SA cents per share)		R 4.892	R 2.589	R 1.535

[1]	2025: Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss,
R1.0 million is attributable to non-controlling interest (“NCI”).